UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2013

Item 1. Schedule of Investments.

CALVERT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 95.4%	SHARES	VALUE
Beverages - 1.5%
PepsiCo, Inc.	17,100	$1,398,609

Capital Markets - 2.2%
Goldman Sachs Group, Inc.	7,613	1,151,466
Morgan Stanley	35,700	872,151
		2,023,617

Chemicals - 4.5%
Dow Chemical Co.	63,100	2,029,927
E. I. du Pont de Nemours & Co.	40,600	2,131,500
		4,161,427

Commercial Banks - 6.9%
KeyCorp	129,700	1,431,888
The PNC Financial Services Group, Inc.	30,600	2,231,352
US Bancorp	20,200	730,230
Wells Fargo & Co.	48,823	2,014,925
		6,408,395

Commercial Services & Supplies - 3.5%
The ADT Corp.*	35,062	1,397,220
Tyco International Ltd.	55,425	1,826,254
		3,223,474

Consumer Finance - 2.5%
Capital One Financial Corp.	37,200	2,336,532

Diversified Financial Services - 5.7%
Bank of America Corp.	136,492	1,755,287
Citigroup, Inc.	30,900	1,482,273
JPMorgan Chase & Co.	37,764	1,993,562
		5,231,122

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	59,990	2,123,646
Verizon Communications, Inc.	17,900	901,086
		3,024,732

Electric Utilities - 4.6%
Duke Energy Corp.	31,249	2,109,307
The Southern Co.	48,500	2,140,305
		4,249,612

Electronic Equipment & Instruments - 1.6%
TE Connectivity Ltd.	33,425	1,522,174

Food & Staples Retailing - 2.0%
CVS Caremark Corp.	31,500	1,801,170

Food Products - 2.2%
Unilever NV, NY Shares	52,100	2,048,051

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	5,600	195,328
Covidien plc	23,325	1,465,743
		1,661,071

Health Care Providers & Services - 1.6%
WellPoint, Inc.	17,900	1,464,936

Household Products - 1.7%
Procter & Gamble Co.	20,600	1,585,994

Industrial Conglomerates - 2.4%
General Electric Co.	93,900	2,177,541

Insurance - 6.8%
American International Group, Inc.*	35,000	1,564,500
Berkshire Hathaway, Inc., Class B*	16,300	1,824,296
Hartford Financial Services Group, Inc.	47,000	1,453,240
MetLife, Inc.	31,500	1,441,440
		6,283,476

Internet Software & Services - 3.3%
eBay, Inc.*	27,000	1,396,440
Google, Inc.*	1,900	1,672,703
		3,069,143

IT Services - 1.3%
International Business Machines Corp.	6,200	1,184,882

Machinery - 0.7%
Deere & Co.	7,500	609,375

Media - 6.2%
CBS Corp., Class B	16,974	829,519
Comcast Corp.	42,000	1,758,960
DIRECTV*	30,400	1,873,248
Time Warner, Inc.	22,507	1,301,355
		5,763,082

Multiline Retail - 2.2%
Target Corp.	29,200	2,010,712

Oil, Gas & Consumable Fuels - 14.6%
ConocoPhillips	36,254	2,193,367
Devon Energy Corp.	38,300	1,987,004
Exxon Mobil Corp.	24,300	2,195,505
Marathon Oil Corp.	64,400	2,226,952
Occidental Petroleum Corp.	26,400	2,355,672
Phillips 66 Co.	6,827	402,179
Royal Dutch Shell plc (ADR)	33,100	2,111,780
		13,472,459

Pharmaceuticals - 7.9%
GlaxoSmithKline plc (ADR)	39,807	1,989,156
Johnson & Johnson	10,865	932,869
Merck & Co., Inc.	42,900	1,992,705
Pfizer, Inc.	61,968	1,735,723
Zoetis, Inc.	19,530	603,282
		7,253,735

Road & Rail - 0.9%
Norfolk Southern Corp.	11,300	820,945

Software - 1.8%
Microsoft Corp.	49,201	1,698,911

Specialty Retail - 1.7%
Lowe's Co.'s, Inc.	39,100	1,599,190

Total Equity Securities (Cost $71,255,504)		88,084,367

TIME DEPOSIT - 4.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.098%, 7/1/13	$3,662,058	3,662,058

Total Time Deposit (Cost $3,662,058)		3,662,058

TOTAL INVESTMENTS (Cost $74,917,562) - 99.4%		91,746,425
Other assets and liabilities, net - 0.6%		562,150
NET ASSETS - 100%		$92,308,575

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Beverages - 1.6%
PepsiCo, Inc.	2,800	$229,012

Capital Markets - 3.6%
Goldman Sachs Group, Inc.	1,600	242,000
Morgan Stanley	5,700	139,251
Morgan Stanley Capital Trust VIII, Preferred	5,800	143,840
		525,091

Chemicals - 3.6%
Dow Chemical Co.	8,900	286,313
E. I. du Pont de Nemours & Co.	4,500	236,250
		522,563

Commercial Banks - 9.7%
KeyCorp:
Common	20,200	223,008
Preferred	500	62,275
The PNC Financial Services Group, Inc.	5,100	371,892
US Bancorp:
Common	4,100	148,215
Preferred	60	51,446
Wells Fargo & Co.:
Common	7,100	293,017
Preferred	200	238,800
		1,388,653

Commercial Services & Supplies - 3.5%
The ADT Corp.*	5,450	217,183
Tyco International Ltd.	8,800	289,960
		507,143

Communications Equipment - 1.1%
Cisco Systems, Inc.	6,300	153,153

Consumer Finance - 3.5%
Capital One Financial Corp.	5,800	364,298
Discover Financial Services, Preferred	5,700	143,070
		507,368

Diversified Financial Services - 7.4%
Bank of America Corp.:
Common	11,100	142,746
Preferred	200	222,100
Citigroup, Inc.	4,500	215,865
CME Group, Inc.	2,300	174,754
JPMorgan Chase & Co.	5,800	306,182
		1,061,647

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	10,100	357,540
Verizon Communications, Inc.	3,400	171,156
		528,696

Electric Utilities - 5.4%
Duke Energy Corp.	4,866	328,455
Edison International	2,200	105,952
The Southern Co.	7,600	335,388
		769,795

Electronic Equipment & Instruments - 1.6%
TE Connectivity Ltd.	5,000	227,700

Food & Staples Retailing - 2.0%
CVS Caremark Corp.	5,000	285,900

Food Products - 1.3%
Unilever NV, NY Shares	4,900	192,619

Health Care Equipment & Supplies - 1.7%
Covidien plc	3,800	238,792

Health Care Providers & Services - 1.6%
WellPoint, Inc.	2,800	229,152

Household Products - 1.5%
Procter & Gamble Co.	2,800	215,572

Industrial Conglomerates - 2.5%
General Electric Co.	15,300	354,807

Insurance - 3.1%
Hartford Financial Services Group, Inc.	7,200	222,624
MetLife, Inc.	4,800	219,648
		442,272

IT Services - 2.3%
International Business Machines Corp.	1,700	324,887

Machinery - 1.0%
Deere & Co.	1,700	138,125

Media - 5.3%
CBS Corp., Class B	4,000	195,480
Comcast Corp.	6,500	272,220
Time Warner, Inc.	5,100	294,882
		762,582

Multiline Retail - 2.1%
Target Corp.	4,500	309,870

Oil, Gas & Consumable Fuels - 14.5%
ConocoPhillips	5,900	356,950
Devon Energy Corp.	5,800	300,904
Exxon Mobil Corp.	3,300	298,155
Marathon Oil Corp.	9,800	338,884
Occidental Petroleum Corp.	4,000	356,920
Phillips 66 Co.	1,200	70,692
Royal Dutch Shell plc (ADR)	5,600	357,280
		2,079,785

Pharmaceuticals - 8.1%
GlaxoSmithKline plc (ADR)	5,700	284,829
Johnson & Johnson	2,500	214,650
Merck & Co., Inc.	6,500	301,925
Pfizer, Inc.	9,633	269,820
Zoetis, Inc.	3,035	93,751
		1,164,975

Real Estate Investment Trusts - 0.1%
Prologis, Inc., Preferred	300	18,600

Road & Rail - 1.5%
Norfolk Southern Corp.	3,000	217,950

Software - 1.5%
Microsoft Corp.	6,300	217,539

Specialty Retail - 1.5%
Lowe's Co.'s, Inc.	5,400	220,860

Total Equity Securities (Cost $12,463,027)		13,835,108

TIME DEPOSIT - 3.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.098%, 7/1/13	$517,411	517,411

Total Time Deposit (Cost $517,411)		517,411

TOTAL INVESTMENTS (Cost $12,980,438) - 99.9%		14,352,519
Other assets and liabilities, net - 0.1%		17,092
NET ASSETS - 100%		$14,369,611

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General:   The Calvert SAGE Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with two separate portfolios: Large Cap Value and Equity Income. The operations of each series are accounted for separately.  Each Fund offers three separate classes of shares - Classes A, C, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$88,084,367	-	-	$88,084,367
Other debt obligations	-	$3,662,058	-	3,662,058
TOTAL	$88,084,367	$3,662,058	-	$91,746,425

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Equity Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$13,835,108	-	-	$13,835,108
Other debt obligations	-	$517,411	-	517,411
TOTAL	$13,835,108	$517,411	-	$14,352,519

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly by Equity Income and annually by Large Cap Value.  Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B — Tax Information

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2013 and the capital loss carryforwards as of September 30, 2012, with expiration dates:

	Large Cap Value	Equity Income
Federal income tax cost of investments	$75,089,438	$12,984,422
Unrealized appreciation	$17,224,088	$1,463,289
Unrealized depreciation	(567,101)	(95,192)
Net unrealized appreciation/ (depreciation)	$16,656,987	$1,368,097

Capital Loss Carryforwards

Expiration Date	Large Cap Value	Equity Income
30-Sep-18	($10,275,871)	-

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2013